Subsequent Events (Details) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 24, 2022	Apr. 20, 2022	Mar. 24, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 14, 2022	Mar. 26, 2021	Oct. 26, 2020	Sep. 30, 2020
Subsequent Events (Details) [Line Items]
Exercise price per share (in Dollars per share)					$ 3		$ 2.5	$ 2.5
Dividend rights description					Holders of series B senior convertible preferred shares are entitled to dividends at a rate per annum of 14.0% of the stated value ($3.00 per share, subject to adjustment). Dividends shall accrue from day to day, whether or not declared, and shall be cumulative. Dividends shall be payable quarterly in arrears on each dividend payment date in cash or common shares at the Company’s discretion. Dividends payable in common shares shall be calculated based on a price equal to eighty percent (80%) of the VWAP for the common shares the Company’s principal trading market during the five (5) trading days immediately prior to the applicable dividend payment date; provided, however, that if the common shares are not registered, and rulemaking regarding the Rule 144 holding period referred to below is effective on the payment date, the dividends payable in common shares shall be calculated based upon the fixed price of $2.70; provided further, that the Company may only elect to pay dividends in common shares based upon such fixed price if the VWAP for the five (5) trading days immediately prior to the applicable dividend payment date is $2.70 or higher.
Unpaid interest rate					115.00%
Conversion rights, description					the option of the holder thereof, at any time and from time to time, into such number of fully paid and nonassessable common shares determined by dividing the stated value ($3.00 per share), plus the value of the accrued, but unpaid, dividends thereon, by the conversion price of $3.00 per share (subject to adjustments); provided that in no event shall the holder of any series B senior convertible preferred shares be entitled to convert any number of series B senior convertible preferred shares that upon conversion the sum of (i) the number of common shares beneficially owned by the holder and its affiliates and (ii) the number of common shares issuable upon the conversion of the series B senior convertible preferred shares with respect to which the determination of this proviso is being made, would result in beneficial ownership by the holder and its affiliates of more than 4.99% of the then outstanding common shares. This limitation may be waived (up to a maximum of 9.99%) by the holder and in its sole discretion, upon not less than sixty-one (61) days’ prior notice to the Company
Interest rate					115.00%
Per share (in Dollars per share)					$ 0.0075
Warrant description				The warrants allow the holder to purchase one (1) common share at an exercise price of $3.00 per common share (subject to adjustment including upon any future equity offering with a lower exercise price), which may be exercised on a cashless basis under certain circumstances. The Company may force the exercise of the warrants at any time after the one year anniversary of the date of the warrants, if (i) the Company is listed on a national securities exchange or the over-the-counter market, (ii) the underlying common shares are registered or the holder of the warrant otherwise has the ability to trade the underlying common shares without restriction, (iii) the 30-day volume-weighted daily average price of the common shares exceeds 200% of the exercise price, as adjusted, and (iv) the average daily trading volume is at least 100,000 common shares during such 30-day period. The Company may redeem the warrants held by any holder in whole (but not in part) by paying in cash to such holder as follows: (i) $0.50 per share then underlying the warrant if within the first twelve (12) months of issuance; (ii) $1.00 per share then underlying the warrant if after the first twelve (12) months, but before twenty-four (24) months of issuance; and (iii) $1.50 per share then underlying the warrant if after twenty-four months, but before thirty-six (36) months.	Company may force the exercise of the warrants at any time after the one year anniversary of the date of the warrants, if (i) the Company is listed on a national securities exchange or the over-the-counter market, (ii) the underlying common shares are registered or the holder of the warrant otherwise has the ability to trade the underlying common shares without restriction, (iii) the 30-day volume-weighted daily average price of the common shares exceeds 200% of the exercise price, as adjusted, and (iv) the average daily trading volume is at least 100,000 common shares during such 30-day period.The Company may redeem the warrants held by any holder in whole (but not in part) by paying in cash to such holder as follows: (i) $0.50 per share then underlying the warrant if within the first twelve (12) months of issuance; (ii) $1.00 per share then underlying the warrant if after the first twelve (12) months, but before twenty-four (24) months of issuance; and (iii) $1.50 per share then underlying the warrant if after twenty-four months, but before thirty-six (36) months.
Outstanding percentage				4.99%	4.99%
Price per share (in Dollars per share)							$ 1.65		$ 1.9
Series B Senior Convertible Preferred Shares [Member]
Subsequent Events (Details) [Line Items]
Preferred shares (in Shares)					583,334
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase agreement, description		the Company entered into a securities purchase agreement with Ellery W. Roberts, our Chief Executive Officer, pursuant to which the Company sold 28,333 units, at a price of $3.00 per unit, for aggregate gross proceeds of $85,000. Each unit consists of one (1) series B senior convertible preferred share and a three-year warrant to purchase one (1) common share at an exercise price of $3.00 per share (subject to adjustment), which may be exercised on a cashless basis under certain circumstances.
Aggregate shares (in Shares)	320,333
Aggregate price per share (in Dollars per share)	$ 3
Aggregate gross proceeds (in Dollars)	$ 961,000		$ 320,000
Additional units (in Shares)			106,666
Exercise price per share (in Dollars per share)			$ 3
Price per share (in Dollars per share)						$ 0.05
12th Month [Member] | Series B Senior Convertible Preferred Shares [Member]
Subsequent Events (Details) [Line Items]
Percent per annum					5.00%
Dividend [Member]
Subsequent Events (Details) [Line Items]
Dividend paid (in Dollars)					$ 242,160
24 th month [Member] | Series B Senior Convertible Preferred Shares [Member]
Subsequent Events (Details) [Line Items]
Percent per annum					5.00%
Shall automatically increase percentage					10.00%
36 th month [Member] | Series B Senior Convertible Preferred Shares [Member]
Subsequent Events (Details) [Line Items]
Percent per annum					5.00%
Shall automatically increase percentage					10.00%